Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Interest Expense

Description	12/31/2018	12/31/2017
From deposits
Non financial private sector
Checking accounts	666,193
Saving accounts	88,660	191,202
Time deposits and investments accounts	25,575,984	14,952,398
For Financing received from Central Bank of Argentina and other financial institutions	149,037	71,397
For repo transactions
Other financial institutions	218,635	181,685
For other financial liabilities	57,876	44,691
Issued corporate bonds	1,812,532	780,202
For subordinated corporate bonds	994,991	750,003

	29,563,908	16,971,578